Bank Loans (Details Narrative) - USD ($)		12 Months Ended
	May 11, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Interest expense		$ 239,438	$ 209,842	$ 546,681
U.S. Small Business Administration [Member] | Paycheck Protection Program Loan (PPP) [Member]
Proceeds from loan	$ 73,300
Debt description	The interest rate on this loan is 1% per annum and any portion of the principal and accrued interest that is not forgiven is required to be repaid by May 11, 2022.
U.S. Small Business Administration [Member] | Paycheck Protection Program Loan (PPP) [Member] | Maximum [Member]
Debt interest	100.00%